Commitments (Details) $ in Thousands	Dec. 31, 2017 CAD ($)
Disclosure of finance lease and operating lease by lessee [line items]
Minimum finance lease payments payable	$ 732
2018
Disclosure of finance lease and operating lease by lessee [line items]
Minimum finance lease payments payable	341
2019
Disclosure of finance lease and operating lease by lessee [line items]
Minimum finance lease payments payable	296
Thereafter
Disclosure of finance lease and operating lease by lessee [line items]
Minimum finance lease payments payable	$ 95